Horizon Small/Mid Cap Core Equity ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Aerospace & Defense - 4.0%
ATI, Inc. (a)	2,996	$490,116
Carpenter Technology Corp.	624	248,396
Curtiss-Wright Corp.	856	599,482
Moog, Inc. - Class A	960	323,933
Woodward, Inc.	1,531	592,129
		2,254,056

Automobile Components - 1.8%
Autoliv, Inc.	1,149	136,179
BorgWarner, Inc.	6,384	367,527
Gentex Corp.	7,143	167,146
LCI Industries	647	86,180
Lear Corp.	986	129,413
Phinia, Inc.	1,358	98,632
		985,077

Banks - 5.3%
Ameris Bancorp	1,617	125,576
Associated Banc-Corp.	4,163	109,945
Atlantic Union Bankshares Corp.	2,661	98,617
Axos Financial, Inc. (a)	715	62,076
BankUnited, Inc.	1,965	91,765
Cathay General Bancorp	1,541	76,603
Customers Bancorp, Inc. (a)	802	54,087
East West Bancorp, Inc.	2,088	228,532
First BanCorp	3,591	75,878
First Financial Bancorp	1,979	55,551
FNB Corp.	9,410	159,876
Fulton Financial Corp.	3,176	64,949
Hilltop Holdings, Inc.	1,535	57,455
International Bancshares Corp.	1,044	70,063
Pinnacle Financial Partners, Inc.	3,641	330,457
Provident Financial Services, Inc.	3,505	73,745
Texas Capital Bancshares, Inc. (a)	1,011	96,348
Trustmark Corp.	1,493	63,587
UMB Financial Corp.	1,655	191,781
United Bankshares, Inc.	3,052	126,048
United Community Banks, Inc.	2,436	78,366
Valley National Bancorp	10,540	132,909
Wintrust Financial Corp.	1,826	263,054
WSFS Financial Corp.	1,259	79,959
Zions Bancorp NA	3,831	219,440
		2,986,667

Beverages - 1.0%
Boston Beer Co., Inc. - Class A (a)	315	71,436
Coca-Cola Consolidated, Inc.	2,361	477,866
		549,302

Biotechnology - 4.6%
ACADIA Pharmaceuticals, Inc. (a)	3,775	92,714
Alkermes PLC (a)	3,503	105,440
Arrowhead Pharmaceuticals, Inc. (a)	1,982	125,401
BioMarin Pharmaceutical, Inc. (a)	5,354	330,503
Catalyst Pharmaceuticals, Inc. (a)	4,094	94,490
Exelixis, Inc. (a)	7,089	312,341
Halozyme Therapeutics, Inc. (a)	2,395	166,524
Krystal Biotech, Inc. (a)	408	112,461
Neurocrine Biosciences, Inc. (a)	1,850	244,663
PTC Therapeutics, Inc. (a)	2,680	182,749
Roivant Sciences Ltd. (a)	4,950	143,253
United Therapeutics Corp. (a)	1,283	646,504
		2,557,043

Broadline Retail - 0.3%
Macy's, Inc.	8,080	159,822

Building Products - 1.8%
Advanced Drainage Systems, Inc.	1,648	282,368
Armstrong World Industries, Inc.	1,037	179,920
AZZ, Inc.	899	122,246
Simpson Manufacturing Co., Inc.	630	121,949
UFP Industries, Inc.	1,607	165,376
Zurn Elkay Water Solutions Corp.	3,264	166,399
		1,038,258

Capital Markets - 3.1%
Affiliated Managers Group, Inc.	819	250,761
BGC Group, Inc. - Class A	9,924	94,477
Evercore, Inc. - Class A	932	287,839
Federated Hermes, Inc.	1,387	77,686
Houlihan Lokey, Inc.	1,221	199,963
MarketAxess Holdings, Inc.	480	92,160
SEI Investments Co.	3,028	246,237
Stifel Financial Corp.	3,447	255,250
StoneX Group, Inc. (a)	1,292	164,730
Virtu Financial, Inc. - Class A	1,587	65,718
		1,734,821

Chemicals - 1.2%
Balchem Corp.	963	174,717
Eastman Chemical Co.	1,651	124,667
NewMarket Corp.	238	148,990
RPM International, Inc.	2,139	244,103
		692,477

Commercial Services & Supplies - 1.8%
Brady Corp. - Class A	1,566	144,605
Brink's Co.	765	89,329
Clean Harbors, Inc. (a)	857	251,272
HNI Corp.	2,222	99,901
OPENLANE, Inc. (a)	2,833	80,769
Tetra Tech, Inc.	6,462	231,598
UniFirst Corp.	470	110,365
		1,007,839

Communications Equipment - 2.5%
Ciena Corp. (a)	3,995	1,393,056

Construction & Engineering - 1.6%
AECOM	1,155	113,167
Arcosa, Inc.	1,293	138,971
Dycom Industries, Inc. (a)	833	349,877
Granite Construction, Inc.	726	97,618
Valmont Industries, Inc.	470	216,167
		915,800

Consumer Finance - 0.8%
Ally Financial, Inc.	1,708	67,364
Bread Financial Holdings, Inc.	1,049	74,332
Enova International, Inc. (a)	691	96,084
FirstCash Holdings, Inc.	1,222	235,589
		473,369

Consumer Staples Distribution & Retail - 2.6%
Andersons, Inc.	1,081	70,579
Casey's General Stores, Inc.	1,052	721,241
Maplebear, Inc. (a)	3,691	138,449
PriceSmart, Inc.	674	104,214
Sprouts Farmers Market, Inc. (a)	2,229	164,656
US Foods Holding Corp. (a)	2,892	279,396
		1,478,535

Containers & Packaging - 1.1%
AptarGroup, Inc.	1,449	208,236
Crown Holdings, Inc.	2,807	321,682
Sonoco Products Co.	1,516	85,609
		615,527

Distributors - 0.2%
LKQ Corp.	3,375	111,746

Diversified Consumer Services - 1.4%
Covista, Inc. (a)	958	93,884
Frontdoor, Inc. (a)	1,648	113,003
Graham Holdings Co. - Class B	149	156,928
Grand Canyon Education, Inc. (a)	622	98,942
H&R Block, Inc.	2,535	77,622
Perdoceo Education Corp.	2,629	87,677
Service Corp. International	1,894	159,437
		787,493

Electric Utilities - 0.5%
OGE Energy Corp.	2,528	124,226
Portland General Electric Co.	3,073	165,819
		290,045

Electrical Equipment - 1.8%
Acuity, Inc.	492	148,382
EnerSys	1,356	225,300
Nextpower, Inc. - Class A (a)	1,649	173,310
nVent Electric PLC	2,912	344,664
Vicor Corp. (a)	661	133,125
		1,024,781

Electronic Equipment, Instruments & Components - 5.1%
Advanced Energy Industries, Inc.	1,241	416,442
Arrow Electronics, Inc. (a)	1,998	304,016
Coherent Corp. (a)	2,490	644,736
Littelfuse, Inc.	859	302,763
Plexus Corp. (a)	1,348	261,687
TD SYNNEX Corp.	3,373	528,920
TTM Technologies, Inc. (a)	3,665	382,040
		2,840,604

Energy Equipment & Services - 2.0%
Archrock, Inc.	2,428	85,781
Kodiak Gas Services, Inc.	1,114	60,791
NOV, Inc.	4,409	89,326
Oceaneering International, Inc. (a)	1,900	67,450
TechnipFMC PLC	10,915	723,774
Weatherford International PLC	1,107	116,744
		1,143,866

Financial Services - 1.3%
Enact Holdings, Inc.	3,734	156,231
Essent Group Ltd.	2,725	165,789
Jackson Financial, Inc. - Class A	1,532	167,723
MGIC Investment Corp.	5,902	156,580
NMI Holdings, Inc. (a)	2,031	79,839
		726,162

Food Products - 1.4%
Cal-Maine Foods, Inc.	1,145	99,741
Darling Ingredients, Inc. (a)	4,151	220,667
Ingredion, Inc.	1,250	146,825
Marzetti Co.	647	106,328
Pilgrim's Pride Corp.	5,254	226,763
		800,324

Gas Utilities - 1.3%
National Fuel Gas Co.	2,722	247,784
New Jersey Resources Corp.	2,121	115,043
ONE Gas, Inc.	1,483	129,673
Southwest Gas Holdings, Inc.	1,403	123,702
UGI Corp.	2,997	112,118
		728,320

Ground Transportation - 0.8%
Knight-Swift Transportation Holdings, Inc.	2,956	185,992
Landstar System, Inc.	755	123,027
Ryder System, Inc.	716	158,637
		467,656

Health Care Equipment & Supplies - 0.8%
Globus Medical, Inc. - Class A (a)	3,608	344,420
Haemonetics Corp. (a)	1,874	118,661
		463,081

Health Care Providers & Services - 2.2%
Chemed Corp.	286	117,263
Concentra Group Holdings Parent, Inc.	4,257	101,998
Encompass Health Corp.	2,216	239,062
Ensign Group, Inc.	675	144,565
National HealthCare Corp.	551	90,088
Option Care Health, Inc. (a)	3,597	116,759
Tenet Healthcare Corp. (a)	1,767	423,002
		1,232,737

Hotels, Restaurants & Leisure - 1.6%
Aramark	3,157	132,121
Boyd Gaming Corp.	1,936	161,133
Brinker International, Inc. (a)	1,119	165,836
Red Rock Resorts, Inc. - Class A	1,529	92,581
Texas Roadhouse, Inc.	1,398	255,652
Travel + Leisure Co.	1,287	94,852
		902,175

Household Durables - 3.8%
Cavco Industries, Inc. (a)	176	101,598
Champion Homes, Inc. (a)	1,729	161,627
Green Brick Partners, Inc. (a)	1,474	108,575
Installed Building Products, Inc.	271	88,823
M/I Homes, Inc. (a)	862	122,542
Meritage Homes Corp.	1,465	110,490
Mohawk Industries, Inc. (a)	1,349	168,989
Somnigroup International, Inc.	3,866	346,046
Taylor Morrison Home Corp. (a)	3,240	213,484
Toll Brothers, Inc.	2,792	439,014
TopBuild Corp. (a)	302	135,386
Tri Pointe Homes, Inc. (a)	2,978	137,881
		2,134,455

Household Products - 0.1%
WD-40 Co.	326	77,653

Insurance - 4.2%
Assured Guaranty Ltd.	698	60,175
CNO Financial Group, Inc.	1,993	83,327
Fidelity National Financial, Inc.	3,762	198,935
First American Financial Corp.	2,228	156,205
Genworth Financial, Inc. (a)	6,770	57,139
Hanover Insurance Group, Inc.	980	177,017
HCI Group, Inc.	341	60,159
Mercury General Corp.	1,402	126,993
Old Republic International Corp.	5,189	222,453
Palomar Holdings, Inc. (a)	698	86,350
Reinsurance Group of America, Inc.	1,455	313,887
RenaissanceRe Holdings Ltd.	1,331	402,574
Selective Insurance Group, Inc.	1,727	145,137
Stewart Information Services Corp.	779	55,301
Unum Group	2,832	203,139
		2,348,791

Interactive Media & Services - 0.4%
Pinterest, Inc. - Class A (a)	13,043	223,427

Leisure Products - 0.2%
Mattel, Inc. (a)	6,724	113,972

Life Sciences Tools & Services - 0.4%
Medpace Holdings, Inc. (a)	493	222,718

Machinery - 7.3%
Crane Co.	765	153,405
Donaldson Co., Inc.	3,161	293,214
ESCO Technologies, Inc.	704	195,212
Flowserve Corp.	3,057	270,606
Franklin Electric Co., Inc.	1,240	123,529
Gates Industrial Corp. PLC (a)	4,146	114,305
Graco, Inc.	3,954	371,360
ITT, Inc.	1,531	309,890
Lincoln Electric Holdings, Inc.	1,377	395,268
Mueller Industries, Inc.	3,632	428,431
Mueller Water Products, Inc. - Class A	4,190	125,407
RBC Bearings, Inc. (a)	696	400,840
SPX Technologies, Inc. (a)	676	153,411
Timken Co.	1,783	193,241
Toro Co.	2,774	274,238
Watts Water Technologies, Inc. - Class A	854	280,744
		4,083,101

Marine Transportation - 0.6%
Kirby Corp. (a)	1,499	194,570
Matson, Inc.	921	153,006
		347,576

Media - 1.2%
New York Times Co. - Class A	5,794	462,303
Nexstar Media Group, Inc.	829	208,096
		670,399

Metals & Mining - 3.4%
Alcoa Corp.	8,361	519,051
Commercial Metals Co.	1,809	132,600
Hecla Mining Co.	13,913	346,573
Reliance, Inc.	1,385	437,161
Royal Gold, Inc.	1,527	457,779
		1,893,164

Multi-Utilities - 0.4%
Avista Corp.	2,277	92,492
Black Hills Corp.	1,692	124,632
		217,124

Oil, Gas & Consumable Fuels - 3.5%
Antero Midstream Corp.	7,245	162,868
Antero Resources Corp. (a)	6,791	249,977
California Resources Corp.	2,006	118,033
Chord Energy Corp.	703	76,184
CNX Resources Corp. (a)	2,485	103,823
DT Midstream, Inc.	1,729	240,054
HF Sinclair Corp.	3,131	156,581
Magnolia Oil & Gas Corp. - Class A	2,471	68,743
Matador Resources Co.	1,643	84,450
Ovintiv, Inc.	3,584	181,315
Permian Resources Corp.	18,711	342,224
Range Resources Corp.	3,343	137,999
SM Energy Co.	2,636	60,971
		1,983,222

Passenger Airlines - 0.3%
American Airlines Group, Inc. (a)	5,835	76,264
SkyWest, Inc. (a)	839	87,323
		163,587

Pharmaceuticals - 0.6%
Amneal Pharmaceuticals, Inc. (a)	8,421	116,294
Jazz Pharmaceuticals PLC (a)	1,075	204,271
		320,565

Professional Services - 1.9%
Amentum Holdings, Inc. (a)	5,332	159,267
CACI International, Inc. - Class A (a)	620	378,305
Genpact Ltd.	3,028	120,272
KBR, Inc.	2,173	91,766
Korn Ferry	1,306	81,847
Maximus, Inc.	2,147	162,335
Paylocity Holding Corp. (a)	755	80,400
		1,074,192

Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc. (a)	1,346	424,730
St Joe Co.	1,703	122,906
		547,636

Semiconductors & Semiconductor Equipment - 3.9%
Amkor Technology, Inc.	6,644	317,716
Cirrus Logic, Inc. (a)	2,609	368,182
MKS, Inc.	1,670	408,248
Onto Innovation, Inc. (a)	2,026	437,393
Rambus, Inc. (a)	2,907	289,712
Semtech Corp. (a)	3,791	342,024
		2,163,275

Software - 2.2%
ACI Worldwide, Inc. (a)	6,441	255,579
Docusign, Inc. (a)	6,132	276,369
Dynatrace, Inc. (a)	9,727	349,394
Guidewire Software, Inc. (a)	2,428	352,837
		1,234,179

Specialty Retail - 3.1%
Abercrombie & Fitch Co. - Class A (a)	1,480	144,744
American Eagle Outfitters, Inc.	3,742	91,941
AutoNation, Inc. (a)	950	185,402
Bath & Body Works, Inc.	4,099	93,293
Buckle, Inc.	1,708	91,463
Burlington Stores, Inc. (a)	482	147,911
Five Below, Inc. (a)	1,235	276,060
Gap, Inc.	6,868	192,579
Murphy USA, Inc.	427	166,846
Penske Automotive Group, Inc.	601	94,670
Urban Outfitters, Inc. (a)	2,837	187,809
Victoria's Secret & Co. (a)	1,514	94,928
		1,767,646

Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	991	280,037
Core & Main, Inc. - Class A (a)	2,314	125,326
DNOW, Inc. (a)	5,306	62,505
Rush Enterprises, Inc. - Class A	2,066	146,624
		614,492

Wireless Telecommunication Services - 0.4%
Telephone and Data Systems, Inc.	4,612	206,387
TOTAL COMMON STOCKS (Cost $48,486,944)		52,768,200

REAL ESTATE INVESTMENT TRUSTS - 5.9%	Shares	Value
Diversified REITs - 0.4%
Essential Properties Realty Trust, Inc.	2,801	95,066
WP Carey, Inc.	1,874	139,894
		234,960

Health Care REITs - 1.0%
American Healthcare REIT, Inc.	2,394	125,063
CareTrust REIT, Inc.	3,148	127,872
Omega Healthcare Investors, Inc.	6,382	308,059
		560,994

Industrial REITs - 1.0%
EastGroup Properties, Inc.	879	172,557
First Industrial Realty Trust, Inc.	3,346	211,266
STAG Industrial, Inc.	3,959	155,272
		539,095

Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Annaly Capital Management, Inc.	17,755	412,626

Office REITs - 0.2%
Cousins Properties, Inc.	4,119	95,396

Residential REITs - 0.4%
American Homes 4 Rent - Class A	6,488	194,640

Retail REITs - 1.0%
Agree Realty Corp.	1,115	89,735
Brixmor Property Group, Inc.	7,262	219,821
NNN REIT, Inc.	3,497	158,484
Phillips Edison & Co., Inc.	2,962	116,347
		584,387

Specialized REITs - 1.2%
CubeSmart	4,488	184,636
EPR Properties	1,581	93,927
Gaming and Leisure Properties, Inc.	4,170	203,955
Outfront Media, Inc.	2,894	83,376
Rayonier, Inc.	5,197	111,684
		677,578
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,042,084)		3,299,676

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (b)	127,057	127,057
TOTAL MONEY MARKET FUNDS (Cost $127,057)		127,057

TOTAL INVESTMENTS - 100.0% (Cost $51,656,085)		56,194,933
Liabilities in Excess of Other Assets - (0.0)% (c)		(9,245)
TOTAL NET ASSETS - 100.0%		$56,185,688

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon Small/Mid Cap Core Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$52,768,200	$–	$–	$52,768,200
Real Estate Investment Trusts	3,299,676	–	–	3,299,676
Money Market Funds	127,057	–	–	127,057
Total Investments	$56,194,933	$–	$–	$56,194,933

Refer to the Schedule of Investments for further disaggregation of investment categories.